Borrowings - Terms (Details) - Innovation Credit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Innovation Credit received				$ 5,500
Stated interest rate	10.00%
Borrowings	$ 4,640	$ 4,284
Interest expense on borrowings and deposits, net	$ 400	$ 300	$ 200